INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
R&D classified by nature
Amortization of intangible assets	$ 6,186,665	$ 1,812,614	$ 1,250,262
Analysis and storage	4,496		23,417
Import and export expenses	944,963	1,084,684	791,671
Depreciation of property, plant and equipment	4,255,489	3,330,995	2,593,964
Employee benefits and social securities	48,003,334	30,731,346	19,954,021
Maintenance	3,262,783	2,428,707	1,219,020
Energy and fuel	1,364,717	608,212	389,522
Supplies and materials	2,123,039	2,877,750	719,681
Mobility and travel	4,231,001	2,459,586	951,844
Professional fees and outsourced services	16,128,324	9,276,334	8,455,505
Professional fees related parties	277,137	389,714	157,714
Insurance	3,236,775	1,719,960	1,073,010
Depreciation of leased assets	3,565,894	1,257,538	827,320
Miscellaneous	900,175	492,734	365,738
Total	15,345,315	6,947,460	5,617,655
Research and development expenses
R&D classified by nature
Amortization of intangible assets	4,804,768	2,348,778	1,138,720
Analysis and storage	52,660
Commissions and royalties	16,257	57,662
Import and export expenses	855		5,220
Depreciation of property, plant and equipment	577,785	438,010	454,575
Freight and haulage	17,429		2,335
Employee benefits and social securities	4,530,533	1,787,163	1,430,277
Maintenance	452,449	87,707	54,551
Energy and fuel	111,481	59,170	44,518
Supplies and materials	2,924,994	1,533,211	1,401,869
Mobility and travel	243,865	140,179	29,783
Share-based incentives	136,754	48,934
Professional fees and outsourced services	660,887	197,289	235,443
Professional fees related parties	542,551	180,901	691,723
Office supplies	93,623	4,254	5,170
Information technology expenses	31,356	5,325	14,531
Insurance	78,673	12,541	24,439
Depreciation of leased assets	68,321	36,426	23,286
Impairment of R&D projects			51,716
Miscellaneous	74	9,910	9,499
Total	$ 15,345,315	$ 6,947,460	$ 5,617,655